FINANCIAL INSTRUMENTS - Contractual Cash Flow Requirements (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of financial liabilities [line items]
Financial liabilities	$ 455,178
Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	235,950
Capital expenditure obligations
Disclosure of financial liabilities [line items]
Financial liabilities	43,742
Purchase obligations
Disclosure of financial liabilities [line items]
Financial liabilities	4,261
Lease obligation payments
Disclosure of financial liabilities [line items]
Financial liabilities	29,712
Income taxes payable
Disclosure of financial liabilities [line items]
Financial liabilities	141,513
Less than a year
Disclosure of financial liabilities [line items]
Financial liabilities	432,852
Less than a year | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	235,950
Less than a year | Capital expenditure obligations
Disclosure of financial liabilities [line items]
Financial liabilities	43,742
Less than a year | Purchase obligations
Disclosure of financial liabilities [line items]
Financial liabilities	3,979
Less than a year | Lease obligation payments
Disclosure of financial liabilities [line items]
Financial liabilities	7,668
Less than a year | Income taxes payable
Disclosure of financial liabilities [line items]
Financial liabilities	141,513
1-3 years
Disclosure of financial liabilities [line items]
Financial liabilities	8,785
1-3 years | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	0
1-3 years | Capital expenditure obligations
Disclosure of financial liabilities [line items]
Financial liabilities	0
1-3 years | Purchase obligations
Disclosure of financial liabilities [line items]
Financial liabilities	282
1-3 years | Lease obligation payments
Disclosure of financial liabilities [line items]
Financial liabilities	8,503
1-3 years | Income taxes payable
Disclosure of financial liabilities [line items]
Financial liabilities	0
4-5 years
Disclosure of financial liabilities [line items]
Financial liabilities	5,991
4-5 years | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	0
4-5 years | Capital expenditure obligations
Disclosure of financial liabilities [line items]
Financial liabilities	0
4-5 years | Purchase obligations
Disclosure of financial liabilities [line items]
Financial liabilities	0
4-5 years | Lease obligation payments
Disclosure of financial liabilities [line items]
Financial liabilities	5,991
4-5 years | Income taxes payable
Disclosure of financial liabilities [line items]
Financial liabilities	0
After 5 years
Disclosure of financial liabilities [line items]
Financial liabilities	7,550
After 5 years | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	0
After 5 years | Capital expenditure obligations
Disclosure of financial liabilities [line items]
Financial liabilities	0
After 5 years | Purchase obligations
Disclosure of financial liabilities [line items]
Financial liabilities	0
After 5 years | Lease obligation payments
Disclosure of financial liabilities [line items]
Financial liabilities	7,550
After 5 years | Income taxes payable
Disclosure of financial liabilities [line items]
Financial liabilities	$ 0